Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Long Term Debt

The following table summarizes the debt:

	As of March 31, 2024 (unaudited)			As of December 31, 2023
	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value
Senior Secured Notes, effective interest rate of 10.1% as of March 31, 2024, as amended	$62,691	$(249)	$62,442	$62,691	$(272)	$62,419
Delayed Draw Term Notes, effective interest rate of 10.2% as of March 31, 2024, as amended	4,000	(28)	3,972	4,000	(31)	3,969
2022 Bridge Notes, effective interest rate of 10.2% as of March 31, 2024, as amended	36,000	(72)	35,928	36,000	(79)	35,921
Total	$102,691	$(349)	$102,342	$102,691	$(382)	$102,309

The following table summarizes the debt:

	As of December 31, 2023			As of December 31, 2022
	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value	Principal Balance	Unamortized Discount and Debt Issuance Costs	Carrying Value
Senior Secured Notes, effective interest rate of 10.1% as of December 31, 2023, as amended	$62,691	$(272)	$62,419	$62,691	$(904)	$61,787
Delayed Draw Term Notes, effective interest rate of 10.2% as of December 31, 2023, as amended	4,000	(31)	3,969	4,000	(103)	3,897
2022 Bridge Notes, effective interest rate of 10.2% as of December 31, 2023, as amended	36,000	(79)	35,921	-	-	-
Total	$102,691	$(382)	$102,309	$66,691	$(1,007)	$65,684

Summary of Interest Expense

The following table represents interest expense:

	Three Months Ended March 31,
	2024	2023
Amortization of debt costs:
Line of Credit	$418	$54
2023 Notes	7	628
Senior Secured Notes	23	223
Delayed Draw Term Notes	3	25
2023 Notes	85	-
Total amortization of debt costs	536	930
Noncash and accrued interest:
Simplify Loan	41	-
2023 Notes	202	-
Senior Secured Notes	1,585	-
Delayed Draw Term Notes	101	-
2022 Bridge Notes	910	-
Total noncash and accrued interest	2,839	-
Cash paid interest:
Line of Credit	795	438
Senior Secured Notes	-	1,567
Delayed Draw Term Notes	-	100
2022 Bridge Notes	-	1,127
Other	169	20
Total cash paid interest	964	3,252
Total interest expense	$4,339	$4,182

The following table represents interest expense:

	Years Ended December 31,
	2023	2022
Amortization of debt costs:
Line of credit	$214	$9
2023 Notes	244	-
Senior Secured Notes	632	1,031
Delayed Draw Term Notes	72	464
2022 Bridge Notes	1,216	77
Total amortization of debt costs	2,378	1,581
Noncash and accrued interest:
2023 Notes	173	-
Senior Secured Notes	1,602	-
Delayed Draw Term Notes	102	-
2022 Bridge Notes	920	-
Line of credit termination fee	900	-
Parade	-	116
Other accrued interest	127	204
Total noncash and accrued interest	3,824	320
Cash paid interest:
Line of credit	2,023	1,328
2023 Notes	44	-
Senior Secured Notes	4,754	6,356
Delayed Draw Term Notes	303	980
2022 Bridge Notes	3,763	-
Other	1,214	863
Total cash paid interest	12,101	9,527
Less interest income (1)	(338)	-
Total interest expense	$17,965	$11,428

(1)	During the year ended December 31, 2023, the Company recorded interest income of $338 related to the refunds received from the employee retention credits.